10. LOSS PER SHARE (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Details
Income (Loss) attributable to common shareholders	$ 138,911	$ 2,097,599	$ 1,885,332
Income (Loss) attributable to common shareholders	29,313,952	27,564,148	23,448,850
Share Purchase Optioins not included in dilution	1,227,000	1,730,750	1,735,000
Warrants outstanding not included in dilution	8,834,641	8,876,250	11,308,000
Share Purchase Optioins not included in dilution			102,813